Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	FRANKLIN NEW YORK TAX FREE INCOME FUND
Central Index Key	0000703112
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Oct. 01, 2016
Franklin New York Tax-Free Income Fund-09 | FRANKLIN NEW YORK TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FNYTX
Franklin New York Tax-Free Income Fund-09 | FRANKLIN NEW YORK TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FNYIX
Franklin New York Tax-Free Income Fund-09 | FRANKLIN NEW YORK TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNYAX